AMOUNTS RECEIVABLE - ENBpar	12 Months Ended
Dec. 31, 2022
AMOUNTS RECEIVABLE - ENBpar
AMOUNTS RECEIVABLE - ENBpar

NOTE 11 - AMOUNTS RECEIVABLE – ENBpar

Pursuant to the corporate restructuring pursuant to Law No. 14,182/2021, in June 2022, the Company transferred its entire equity interest in Itaipu to ENBpar. The transaction presented comprises the year ended December 31, 2022.

Opening balance as of December 31, 2021	—
Additions	1,283,731
Updates	29,734
Receipts	(51,096)
Exchange rate variation	1,690
Final balance on December 31, 2022	1,264,059

12/31/2022
Current	40,743
Non-current	1,223,316

The additions in the amount of R$1,283,731 represent the updated consideration of R$1,082,275 (see note 1.1) to be paid by ENBpar to Eletrobras, pursuant to MME Resolution No. 221/2021. This operation generated a positive result of R$896,658, since the fair value exceeded the amount accounted for as an investment measured by equity equivalence on the date of transfer of the shares. See note 47.

The installments of ENBpar’s receivables flow from receipt to present value according to the maturities scheduled as follows:

12/31/2022
2023	40,743
2024	42,684
2025	44,717
2026	46,847
2027	49,078
2028 a 2042	1,039,990
1,264,059